Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss (Details) - CAD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Assay and sampling [Member]
Quebec
Exploration and evaluation expenditures		$ 98,566	$ 72,485
Drilling and mobilization [Member]
Quebec
Exploration and evaluation expenditures		907,763	733,741
Field expenditures [Member]
Quebec
Exploration and evaluation expenditures		411,970	251,304
Geological Consulting [Member]
Quebec
Exploration and evaluation expenditures		635,550	401,365
Geological and Technical Services [Member]
Quebec
Exploration and evaluation expenditures		516,469	361,778
Land claims and property taxes [Member]
Quebec
Exploration and evaluation expenditures		13,087
Total [Member]
Quebec
Exploration and evaluation expenditures		2,583,405	1,820,673
Quebec [Member] | Assay and sampling [Member]
Quebec
Exploration and evaluation expenditures	$ 57,169
Quebec [Member] | Assay and sampling [Member] | Augustus Lithium [Member]
Quebec
Exploration and evaluation expenditures	57,169	98,566	20,634
Quebec [Member] | Assay and sampling [Member] | Pontax West Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Assay and sampling [Member] | Rose East Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Assay and sampling [Member] | Rose West Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Assay and sampling [Member] | General Exploration [Member]
Quebec
Exploration and evaluation expenditures			8,401
Quebec [Member] | Assay and sampling [Member] | Pontax West Lithium Property [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Assay and sampling [Member] | Titan Gold [Member]
Quebec
Exploration and evaluation expenditures			36,450
Quebec [Member] | Drilling and mobilization [Member]
Quebec
Exploration and evaluation expenditures	338,643
Quebec [Member] | Drilling and mobilization [Member] | Augustus Lithium [Member]
Quebec
Exploration and evaluation expenditures	338,643	907,763	733,741
Quebec [Member] | Drilling and mobilization [Member] | Pontax West Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Drilling and mobilization [Member] | Rose East Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Drilling and mobilization [Member] | Rose West Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Drilling and mobilization [Member] | General Exploration [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Drilling and mobilization [Member] | Pontax West Lithium Property [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Drilling and mobilization [Member] | Titan Gold [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Field expenditures [Member]
Quebec
Exploration and evaluation expenditures	327,431
Quebec [Member] | Field expenditures [Member] | Augustus Lithium [Member]
Quebec
Exploration and evaluation expenditures	231,666	366,970	216,690
Quebec [Member] | Field expenditures [Member] | Pontax West Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Field expenditures [Member] | Rose East Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Field expenditures [Member] | Rose West Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Field expenditures [Member] | General Exploration [Member]
Quebec
Exploration and evaluation expenditures	95,765		2,214
Quebec [Member] | Field expenditures [Member] | Pontax West Lithium Property [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Field expenditures [Member] | Titan Gold [Member]
Quebec
Exploration and evaluation expenditures			32,400
Quebec [Member] | Geological Consulting [Member]
Quebec
Exploration and evaluation expenditures	314,685
Quebec [Member] | Geological Consulting [Member] | Augustus Lithium [Member]
Quebec
Exploration and evaluation expenditures	142,236	228,700	176,850
Quebec [Member] | Geological Consulting [Member] | Pontax West Lithium [Member]
Quebec
Exploration and evaluation expenditures	30,000
Quebec [Member] | Geological Consulting [Member] | Rose East Lithium [Member]
Quebec
Exploration and evaluation expenditures	25,000	88,200
Quebec [Member] | Geological Consulting [Member] | Rose West Lithium [Member]
Quebec
Exploration and evaluation expenditures	25,000	72,600
Quebec [Member] | Geological Consulting [Member] | General Exploration [Member]
Quebec
Exploration and evaluation expenditures	92,449		149,050
Quebec [Member] | Geological Consulting [Member] | Pontax West Lithium Property [Member]
Quebec
Exploration and evaluation expenditures		181,000
Quebec [Member] | Geological Consulting [Member] | Titan Gold [Member]
Quebec
Exploration and evaluation expenditures			20,250
Quebec [Member] | Geological and Technical Services [Member]
Quebec
Exploration and evaluation expenditures	243,300
Quebec [Member] | Geological and Technical Services [Member] | Augustus Lithium [Member]
Quebec
Exploration and evaluation expenditures	178,650	506,769	326,948
Quebec [Member] | Geological and Technical Services [Member] | Pontax West Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Geological and Technical Services [Member] | Rose East Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Geological and Technical Services [Member] | Rose West Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Geological and Technical Services [Member] | General Exploration [Member]
Quebec
Exploration and evaluation expenditures	64,650	9,700
Quebec [Member] | Geological and Technical Services [Member] | Pontax West Lithium Property [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Geological and Technical Services [Member] | Titan Gold [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Land claims and property taxes [Member]
Quebec
Exploration and evaluation expenditures	6,973
Quebec [Member] | Land claims and property taxes [Member] | Augustus Lithium [Member]
Quebec
Exploration and evaluation expenditures	6,973	13,087
Quebec [Member] | Land claims and property taxes [Member] | Pontax West Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Land claims and property taxes [Member] | Rose East Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Land claims and property taxes [Member] | Rose West Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Land claims and property taxes [Member] | General Exploration [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Land claims and property taxes [Member] | Pontax West Lithium Property [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Land claims and property taxes [Member] | Titan Gold [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Total [Member]
Quebec
Exploration and evaluation expenditures	1,288,201
Quebec [Member] | Total [Member] | Augustus Lithium [Member]
Quebec
Exploration and evaluation expenditures	955,337	2,121,855	1,474,863
Quebec [Member] | Total [Member] | Pontax West Lithium [Member]
Quebec
Exploration and evaluation expenditures	30,000
Quebec [Member] | Total [Member] | Rose East Lithium [Member]
Quebec
Exploration and evaluation expenditures	25,000	88,200
Quebec [Member] | Total [Member] | Rose West Lithium [Member]
Quebec
Exploration and evaluation expenditures	25,000	72,600
Quebec [Member] | Total [Member] | General Exploration [Member]
Quebec
Exploration and evaluation expenditures	$ 252,864	9,700	159,665
Quebec [Member] | Total [Member] | Pontax West Lithium Property [Member]
Quebec
Exploration and evaluation expenditures		181,000
Quebec [Member] | Total [Member] | Titan Gold [Member]
Quebec
Exploration and evaluation expenditures			89,100
Ontario [Member] | Assay and sampling [Member] | Trix Lithium [Member]
Quebec
Exploration and evaluation expenditures			7,000
Ontario [Member] | Assay and sampling [Member] | Jubilee Lithium [Member]
Quebec
Exploration and evaluation expenditures
Ontario [Member] | Drilling and mobilization [Member] | Trix Lithium [Member]
Quebec
Exploration and evaluation expenditures
Ontario [Member] | Drilling and mobilization [Member] | Jubilee Lithium [Member]
Quebec
Exploration and evaluation expenditures
Ontario [Member] | Field expenditures [Member] | Trix Lithium [Member]
Quebec
Exploration and evaluation expenditures		45,000
Ontario [Member] | Field expenditures [Member] | Jubilee Lithium [Member]
Quebec
Exploration and evaluation expenditures
Ontario [Member] | Geological Consulting [Member] | Trix Lithium [Member]
Quebec
Exploration and evaluation expenditures		65,050	25,750
Ontario [Member] | Geological Consulting [Member] | Jubilee Lithium [Member]
Quebec
Exploration and evaluation expenditures			29,465
Ontario [Member] | Geological and Technical Services [Member] | Trix Lithium [Member]
Quebec
Exploration and evaluation expenditures
Ontario [Member] | Geological and Technical Services [Member] | Jubilee Lithium [Member]
Quebec
Exploration and evaluation expenditures			34,830
Ontario [Member] | Land claims and property taxes [Member] | Trix Lithium [Member]
Quebec
Exploration and evaluation expenditures
Ontario [Member] | Land claims and property taxes [Member] | Jubilee Lithium [Member]
Quebec
Exploration and evaluation expenditures
Ontario [Member] | Total [Member] | Trix Lithium [Member]
Quebec
Exploration and evaluation expenditures		$ 110,050	32,750
Ontario [Member] | Total [Member] | Jubilee Lithium [Member]
Quebec
Exploration and evaluation expenditures			$ 64,295